Carrying Amount of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 28, 2012	Dec. 30, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 928	$ 928	$ 929
Accumulated impairment losses	(54)	(54)	(54)
Goodwill, net	$ 874	$ 874	$ 875